Retirement Benefit Schemes - Schedule of Scheme Liabilities by Scheme Membership (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 6,099	£ 6,439
Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	5,614	5,918
Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	485	521
Active members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	567	604
Active members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	545	582
Active members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	22	22
Deferred members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	633	757
Deferred members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	632	756
Deferred members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	1	1
Retired members
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	4,899	5,078
Retired members | Pension schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	4,437	4,580
Retired members | Healthcare schemes
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit obligation, at present value	£ 462	£ 498